Stock-Based Compensation - Assumptions Used to Estimate Fair Value of Each Employee Stock Option Awards Using Black-Scholes Option-Pricing Model (Detail)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	5 years 4 months 24 days	5 years 6 months	5 years 6 months	5 years 6 months	5 years 6 months
Expected volatility	52.00%	53.00%	53.00%	55.00%	55.00%
Risk-free interest rate	0.90%	1.20%	0.90%	1.90%	1.70%
Dividend rate	0.00%	0.00%	0.00%	0.00%	0.00%